RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2025
Restatement Of Previously Issued Financial Statements
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 3 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

During the preparation of the Group’s consolidated financial statements for the year ended December 31, 2025, management identified errors in the previously issued consolidated financial statements as of and for the year ended December 31, 2024. The Group has restated the 2024 consolidated financial statements to correct these errors. The principal corrections are summarized below.

Intangible Assets and Accumulated Deficit (IP Rights). The Group corrected the timing of recognition of certain intellectual property (“IP”) rights acquired in August 2019 that had previously been recognized based on the subsequent share issuance. The correction reflects the IP asset and related historical amortization in the appropriate periods. The correction increased intangible assets, net by $35,496 as of December 31, 2024 and included an adjustment to beginning accumulated deficit for historical amortization of $115,418 attributable to periods prior to 2024.

Asset Write-offs and Impairment. The Group corrected the accounting for the Rockland distribution agreement and the Wired for Wine liquor license. In addition, the Group wrote off a loan receivable and accrued interest receivable due from a related party. These corrections resulted in the write-off or impairment of the related asset balances and increased 2024 impairment expense. As restated, impairment expense for the year ended December 31, 2024 was $1,861,833, compared with loss on asset write-off of $612,072 previously reported.

Unrecorded Equity Commitments. Management identified an aggregate of $1,225,427 of contractual obligations established in or before 2024 to issue ordinary shares that had not been recorded in the appropriate periods. These obligations included the Chief Executive Officer’s IPO bonus, board-approved staff and director allocations, a 2021 agreement with Tradigital, and the 2019 IP asset acquisition. The corrections resulted in adjustments to salaries and wages, other liabilities, ordinary shares and accumulated deficit.

Debt Issuances with Equity Components. The Group previously accounted for certain debt issuances that included an equity component by recognizing the value attributed to the equity component as an expense. The Group determined that the proceeds should instead be allocated between the debt and equity components on a relative fair value basis. The correction reduced previously recognized expense and adjusted the carrying amount of the related debt and ordinary shares.

Other Corrections and Reclassifications. The restatement also includes corrections and reclassifications affecting certain prepaid expenses, right-of-use assets and lease balances, equipment, accounts payable and accrued expenses, revenue and operating expense classifications, and foreign currency translation. These corrections have been reflected in the restated consolidated balance sheet, statement of operations and comprehensive loss, statement of stockholders’ equity, and statement of cash flows.

Impact of Restatement on 2024 Financial Statements

The following tables summarize the effects of the corrections on the Group’s previously reported consolidated financial position as of December 31, 2024 and its consolidated results of operations and cash flows for the year then ended.

Impact of Restatement on Consolidated Balance Sheet — December 31, 2024

Financial Statement Line Item	As Previously Reported	Adjustments	As Restated
Cash and cash equivalents	$619,944	$1	$619,945
Accounts receivable, net	14,676	1	14,677
Inventory, at cost	1,116,500	—	1,116,500
Prepaid expenses and other current assets	431,495	25,100	456,595
Loan receivable - stockholder, current portion	405,687	(405,687)	—
Total current assets	2,588,302	(380,585)	2,207,717
Deposits	32,373	—	32,373
Finance right-of-use asset, net	3,352	(3,352)	—
Operating right-of-use asset, net	213,688	(35,263)	178,425
Loan receivable - stockholder, net of current portion	328,642	(328,642)	—
Equipment, net	105,399	(19,286)	86,113
Intangible assets, net	339,032	35,496	374,528
Prepaid distribution cost	453,728	(453,728)	—
Deferred tax asset	890,857	—	890,857
Total assets	4,955,373	(1,185,360)	3,770,013
Accounts payable and accrued expenses	1,479,983	25,099	1,505,082
Notes payable	421,596	—	421,596
Operating lease liability, current portion	144,245	—	144,245
Other liabilities	232,642	992,785	1,225,427
Total current liabilities	2,278,466	1,017,884	3,296,350
Accrued employee benefits, non-current	17,689	—	17,689
Operating lease liability, less current portion	40,109	—	40,109
Total liabilities	2,336,264	1,017,884	3,354,148
Ordinary shares	11,619,117	268,396	11,887,513
Accumulated other comprehensive loss	(204,718)	(134,037)	(338,755)
Accumulated deficit	(8,795,290)	(2,337,603)	(11,132,893)
Total stockholders' equity	2,619,109	(2,203,244)	415,865
Total liabilities and stockholders' equity	$4,955,373	$(1,185,360)	$3,770,013

Impact of Restatement on Consolidated Statement of Operations and Comprehensive Loss — Year Ended December 31, 2024

Financial Statement Line Item	As Previously Reported	Adjustments	As Restated
Revenues, net	$2,931,243	($9,002)	$2,922,241
Cost of revenues	699,329	(2,147)	697,182
Gross profit	2,231,914	(6,855)	2,225,059
General and administrative	1,555,190	(212,722)	1,342,468
Salaries and wages	1,633,599	825,987	2,459,586
Sales and marketing	155,371	(476)	154,895
Contracted services	1,472,722	(1,940)	1,470,782
Impairment expense / loss on asset write-off	612,072	1,249,761	1,861,833
Total operating expenses	5,428,954	1,860,610	7,289,564
Loss from operations	(3,197,040)	(1,867,465)	(5,064,505)
Gain on settlement of liabilities and other	319,906	(148,475)	171,431
Interest income	63,689	(63,689)	—
Interest expense	(244,166)	(47,859)	(292,025)
Total other income (expense), net	139,429	(260,023)	(120,594)
Net loss before income taxes	(3,057,611)	(2,127,488)	(5,185,099)
Income tax benefit (expense)	486,278	(1,494)	484,784
Net loss	(2,571,333)	(2,128,982)	(4,700,315)
Foreign currency translation adjustment	(46,068)	(112,789)	(158,857)
Comprehensive loss	($2,617,401)	($2,241,771)	($4,859,172)

Basic and diluted net loss per share*	($7.74)	($6.34)	($14.08)

Weighted average shares outstanding - basic and diluted*	332,064	1,820	333,884

* As previously reported share and per-share amounts have been retroactively adjusted for the cumulative 1-for-25 reverse stock split (1-for-5 on September 26, 2025 and 1-for-5 on January 30, 2026) to conform to the current presentation.

Impact of Restatement on Consolidated Statement of Cash Flows — Year Ended December 31, 2024

Financial Statement Line Item	As Previously Reported	Adjustments	As Restated
Net loss	($2,571,333)	($2,128,982)	($4,700,315)
Depreciation and amortization	449,910	(32,184)	417,726
Stock compensation / stock-based compensation	148,788	1,174,175	1,322,963
Share issuance for services	972,925	(972,925)	—
Loss on write-off of assets / impairment expense	605,805	1,256,028	1,861,833
Interest capitalized to line of credit	—	68,557	68,557
Accounts receivable	720,032	(441,029)	279,003
Inventories	(126,908)	1	(126,907)
Prepaid expenses and other current assets	(369,846)	(31,017)	(400,863)
Right-of-use assets and liabilities	(120,932)	119,873	(1,059)
Deposits	2,735	—	2,735
Deferred tax asset	(419,837)	—	(419,837)
Accounts payable and accrued expenses	(677,438)	(104,480)	(781,918)
Deferred revenue / contracts payable	(161,038)	—	(161,038)
Other liabilities	—	745,881	745,881
Accrued employee benefits	(28,161)	—	(28,161)
Net cash used in operating activities	(1,575,298)	(346,102)	(1,921,400)
Purchases of equipment	(6,385)	(720)	(7,105)
Net activity on due from related parties	(54,638)	54,638	—
Net cash provided by (used in) investing activities	(61,023)	53,918	(7,105)
Proceeds from issuance of shares, net	3,319,221	439,674	3,758,895
Proceeds from notes payable - related parties	—	145,266	145,266
Repayments of notes payable - related parties	—	(293,789)	(293,789)
Repayments of notes payable	(1,178,132)	225,728	(952,404)
Net cash provided by financing activities	2,141,089	516,879	2,657,968
Effect of exchange rate changes on cash	101,036	(224,692)	(123,656)
Net increase in cash	605,804	3	605,807
Cash at beginning of year	14,140	(2)	14,138
Cash at end of year	$619,944	$1	$619,945

The restatement did not change the Group’s cash flows in the aggregate; however, it changed the classification and presentation of certain operating, investing, financing and foreign-currency amounts.